[PACIFIC LIFE FUNDS LOGO]
Laurene MacElwee
Vice President
Office: (949) 219-3233
Fax: (949) 219-6952
Email: Laurene.MacElwee@PacificLife.com
January 5, 2007
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Pacific Life Funds (formerly called Pacific Funds)
(File Nos. 333-61366, 811-10385)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Life Funds (“Fund”), that the Pacific Life Funds prospectus dated July 1, 2006, as amended and restated January 1, 2007 does not differ from the version contained in the Fund’s Post Effective Amendment No. 51 on Form N-1A which was filed electronically with the Commission on December 28, 2006 (Accession #0000892569-06-001532).
Very truly yours,
/s/ Laurene MacElwee
Laurene MacElwee
Pacific Life Funds
700 Newport Center Drive, Newport Beach, California 92660-6397 Tel (800) 722-2333
Securities Offered Through Pacific Select Distributors, Inc., Member, NASD & SIPC